Income taxes (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Tax effect on changes in fair value of other investments	₨ 0	₨ (293)	₨ 293
Tax effect on effective portion of change in fair value of cash flow hedges	(354)	288	319
Tax effect on Foreign currency translation adjustments	48	0	0
Tax effect on actuarial gains/losses on defined benefit obligations	69	(12)	(73)
Current and deferred tax relating to items credited (charged) directly to equity	₨ (237)	₨ (17)	₨ 539